Trade Receivables - Summary of Trade Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Trade And Other Receivables [Line Items]
Trade receivables	€ 51,840	€ 55,079
Loss allowance	(6,183)	(6,211)
Total trade receivables	€ 45,657	€ 48,868